Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amount used for repayment of debt		$ 48,600
Gain/ (Loss) on bond and debt extinguishment		(981)	$ 29,187	$ 0
Dividends paid		0	3,681	$ 35,350
Dividends paid to the non controlling shareholders		25,323
2022 Senior Secured Notes
Debt Instrument [Line Items]
Face amount at issuance date		$ 305,000
Issuance date/Date of agreement		Nov. 21, 2017
Debt instrument, issuance price percentage		97.00%
Fixed interest rate		11.25%
Gain/ (Loss) on bond and debt extinguishment		$ (2,695)
2022 Senior Secured Notes | On or after November 21, 2017
Debt Instrument [Line Items]
Redemption price percentage		108.438%
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date		$ 350,000
Issuance date/Date of agreement		Jan. 28, 2011
Amount oustanding		$ 0	291,094
Fixed interest rate		8.125%
Repurchase of notes	$ 58,906
Repurchase of senior notes - cash consideration	30,671
Gain/ (Loss) on bond and debt extinguishment	$ 27,670
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date		$ 650,000
Issuance date/Date of agreement		Nov. 29, 2013
Amount oustanding		$ 650,000	650,000
Fixed interest rate		7.375%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage		105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage		101.00%
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Amount oustanding		$ 375,000	$ 375,000
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date		$ 375,000
Issuance date/Date of agreement		Apr. 22, 2014
Fixed interest rate		7.25%
Maturity date		May 01, 2022
Maximum dividend percentage		6.00%
2022 Logistics Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage		105.438%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage		101.00%
2022 Logistics Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership		100.00%
Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 14,000
Interest Rate		LIBOR (90 days) plus 315 basis points
Fixed interest rate		3.15%
Duration of loan		5 years
Repayment installments		20
Repayment frequency		quarterly
Balloon payment on the last repayment date		$ 7,000
Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 100,000
Interest Rate		LIBOR plus 475 basis points
Fixed interest rate		4.75%
Duration of loan		4 years
Debt amortization percentage		1.00%
Dividends paid		$ 70,000
Dividends paid to Navios Holdings		44,677
Dividends paid to the non controlling shareholders		$ 25,323
Line of credit facility issuance date		Nov. 03, 2017
Debt Instrument Collateral		5 tanker vessels